SELECTED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Jun. 30, 2014
SELECTED QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Schedule of Selected Quarterly Financial Data

	Three Months Ended
	September	December	March	June
	2013	2013	2014	2014
	(Dollars in Thousands, except per share data)

Total interest and dividend income	$1,402	$1,424	$1,447	$1,548
Total interest expense	344	355	351	307

Net interest income	1,058	1,069	1,096	1,241
Provision for loan losses	12	(99)	5	9

Net interest income after provision for loan losses	1,046	1,168	1,091	1,232

Total noninterest income	137	146	112	136
Total noninterest expense	859	958	913	945

Income before income taxes	324	356	290	423
Income taxes	114	123	92	144

Net income	$210	$233	$198	$279

Per share data:
Net income
Basic	$0.10	$0.11	$0.10	$0.14
Diluted	0.10	0.11	0.10	0.14
Average shares outstanding
Basic	2,057,930	2,057,930	2,057,930	2,057,888
Diluted	2,057,930	2,057,930	2,057,930	2,057,888

	Three Months Ended
	September	December	March	June
	2012	2012	2013	2013

	(Dollars in Thousands, except per share data)

Total interest and dividend income	$1,617	$1,554	$1,370	$1,418
Total interest expense	372	365	331	339

Net interest income	1,245	1,189	1,039	1,079
Provision for loan losses	(24)	(25)	(24)	5

Net interest income after provision for loan losses	1,269	1,214	1,063	1,074

Total noninterest income	130	225	74	144
Total noninterest expense	933	913	868	857

Income before income taxes	466	526	269	361
Income taxes	81	201	130	130

Net income	$385	$325	$139	$231

Per share data:
Net income
Basic	$0.19	$0.16	$0.07	$0.10
Diluted	0.19	0.16	0.07	0.10
Average shares outstanding
Basic	2,057,930	2,057,930	2,057,930	2,057,930
Diluted	2,057,930	2,057,930	2,057,930	2,057,930

Schedule of Quarterly Common Stock Market Price and Dividend Information

	Market Price		Cash Dividends Declared
Quarter Ended	High	Low
June 2014	$12.50	$10.82	$0.04
March 2014	12.30	11.31	0.04
December 2013	12.44	10.82	0.04
September 2013	11.85	10.50	0.04

June 2013	$13.63	$10.25	$0.04
March 2013	11.00	8.48	0.04
December 2012	8.98	6.76	0.04
September 2012	8.86	6.82	0.04